LEASES – AS A LESSEE	12 Months Ended
Dec. 31, 2023
Leases As Lessee
LEASES – AS A LESSEE

NOTE 9 — LEASES – AS A LESSEE

The Company has entered into operating leases for offices, land and sublease purpose, with terms ranging from two to twenty-five years, and finance leases for certain office equipment and vehicles, with terms ranging from two to seven years. The estimated effect of lease renewal and termination options, as applicable, that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities was included in the consolidated financials.

Operating lease expenses for lease payments are recognized on a straight-line basis over the lease term. Finance lease costs include amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with initial term of twelve months or less are not recorded on the consolidated balance sheets.

During the year ended December 31, 2023, the Company entered into certain sale-leaseback transactions. The Company sold the real estate properties and containers for cash proceeds of JPY759,688 with the estimated fair value of the assets sold amounting to JPY784,676, which resulted in the recognition of a gain of JPY24,988 as an increase in the related operating lease right-of-use assets in connection with these sale-leaseback transactions.

For information on sale-leaseback transactions with related party, see Note 18.

The components of lease costs are as follows:

	For the Years Ended
	December 31,
	2023	2022	2021
Finance lease costs
Amortization of finance lease right-of-use assets	5,184	4,313	2,339
Interest on finance lease liabilities	193	175	97
Total finance lease costs	5,377	4,488	2,436
Operating lease costs	584,103	569,778	496,559
Short-term lease costs	-	1,532	6,643
Total lease costs	589,480	575,798	505,638

The following table presents supplemental information related to the Company’s leases:

	For the Years Ended
	December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	193	175	97
Operating cash flows from operating leases	527,392	480,685	513,967
Financing cash flows from finance leases	5,157	4,160	2,303
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	357,020	508,790	602,560
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	6,720	8,373	2,682
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	3,035	92,739	37,142

Weighted average remaining lease term (years)
Finance leases	3.43	3.03	3.29
Operating leases	7.70	8.54	8.11

Weighted average discount rate (per annum)
Finance leases	1.57%	1.57%	1.57%
Operating leases	1.57%	1.57%	1.57%

As of December 31, 2023, the future maturity of lease liabilities is as follows:

Years Ended December 31,	Finance Lease	Operating Lease
2024	4,315	468,037
2025	3,257	349,701
2026	2,806	317,408
2027	1,527	312,014
2028	630	308,798
Thereafter	-	736,377
Total undiscounted lease payments	12,535	2,492,335
Less: imputed interest	(337)	(99,921)
Present value of lease liabilities	12,198	2,392,414
Less: lease liabilities, current	(4,158)	(433,725)
Lease liabilities, non-current	8,040	1,958,689